MUTUAL FUND SERIES TRUST

Catalyst/Lyons Hedged Premium Return Fund

Class A: CLPAX Class C: CLPCX

February 12, 2014

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Catalyst/Lyons Hedged Premium Return Fund (the “Fund”), dated December 20, 2013.

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The reference to Mark Cosgrove contained in the section of the SAI entitled “Advisor – Sub-Investment Advisor” regarding the control of Lyons is deleted and replaced with a reference to Alexander Read.

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You should read this Supplement in conjunction with the Fund’s currently effective SAI, dated December 20, 2013 which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.